RELATED PARTY TRANSACTIONS (Schedule of related party loans and interest – associated companies) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000		$ 45,000
Interest income – related parties, long term loans to associated companies	2,263	$ 2,263
River Box
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term	45,000
Interest income – related parties, long term loans to associated companies	$ 2,300	$ 2,300